Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	E*TRADE Trust
Entity Central Index Key	0002048903
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000258015
Shareholder Report [Line Items]
Fund Name	E*TRADE Trust – E*TRADE No Fee International Index Fund
Trading Symbol	ETISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee International Index Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/etradenofeeindexfunds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee International Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[1]
AssetsNet	$ 57,205,625
Holdings Count | Holding	978
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$57,205,625
# of Portfolio Holdings	978
Portfolio Turnover Rate	4%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	14.7%
Sweden	3.0%
Spain	3.1%
Netherlands	4.2%
Australia	6.4%
Switzerland	7.2%
Germany	7.3%
France	7.7%
Canada	12.0%
United Kingdom	12.5%
Japan	21.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
ASML Holding NV	2.2%
HSBC Holdings PLC	1.3%
Roche Holding AG	1.2%
AstraZeneca PLC	1.1%
Novartis AG	1.1%
Nestle SA	1.1%
Shell PLC	1.0%
Royal Bank of Canada	1.0%
Siemens AG	0.9%
Commonwealth Bank of Australia	0.8%
Total	11.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/etradenofeeindexfunds
C000258016
Shareholder Report [Line Items]
Fund Name	E*TRADE Trust – E*TRADE No Fee Large Cap Index Fund
Trading Symbol	ETLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee Large Cap Index Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/etradenofeeindexfunds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee Large Cap Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[2]
AssetsNet	$ 112,591,670
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$112,591,670
# of Portfolio Holdings	506
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.7%
Real Estate	1.8%
Materials	1.9%
Utilities	2.3%
Energy	3.6%
Consumer Staples	4.7%
Health Care	8.5%
Industrials	8.8%
Consumer Discretionary	10.0%
Communication Services	11.4%
Financials	11.7%
Information Technology	34.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	7.5%
Alphabet, Inc.	6.7%
Apple, Inc.	6.2%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.1%
Meta Platforms, Inc.	2.1%
Tesla, Inc.	1.8%
JPMorgan Chase & Co.	1.4%
Eli Lilly & Co.	1.3%
Total	38.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/etradenofeeindexfunds
C000258017
Shareholder Report [Line Items]
Fund Name	E*TRADE Trust – E*TRADE No Fee Municipal Bond Index Fund
Trading Symbol	ETMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee Municipal Bond Index Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/etradenofeeindexfunds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee Municipal Bond Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[3]
AssetsNet	$ 30,453,577
Holdings Count | Holding	132
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$30,453,577
# of Portfolio Holdings	132
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference1	7.4%
Transportation	5.3%
Hospital	5.7%
Water and Sewer	6.3%
Education	8.2%
Special Tax Revenue	11.2%
Lease Revenue/Certificates of Participation	12.5%
General Obligations	43.4%
Footnote	Description
Footnote[1]	Sectors representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
New York City	3.8%
Somerset Area School District	2.9%
Health & Educational Facilities Authority of the State of Missouri	2.7%
El Paso County School District No. 49 Falcon	2.6%
New York City Transitional Finance Authority Future Tax Secured Revenue	2.2%
New York State Dormitory Authority	2.1%
Illinois Finance Authority	2.0%
Dallas Independent School District	1.9%
School District of Broward County	1.8%
Massachusetts Housing Finance Agency	1.8%
Total	23.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/etradenofeeindexfunds
C000258018
Shareholder Report [Line Items]
Fund Name	E*TRADE Trust – E*TRADE No Fee Total Market Index Fund
Trading Symbol	ETTOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee Total Market Index Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/etradenofeeindexfunds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee Total Market Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[4]
AssetsNet	$ 84,519,595
Holdings Count | Holding	2,107
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$84,519,595
# of Portfolio Holdings	2,107
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.8%
Materials	2.2%
Real Estate	2.3%
Utilities	2.3%
Energy	3.7%
Consumer Staples	4.7%
Health Care	9.1%
Consumer Discretionary	10.1%
Industrials	10.1%
Communication Services	10.5%
Financials	11.9%
Information Technology	32.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	6.7%
Alphabet, Inc.	6.0%
Apple, Inc.	5.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	2.8%
Meta Platforms, Inc.	1.9%
Tesla, Inc.	1.8%
JPMorgan Chase & Co.	1.2%
Eli Lilly & Co.	1.2%
Total	35.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/etradenofeeindexfunds
C000258019
Shareholder Report [Line Items]
Fund Name	E*TRADE Trust – E*TRADE No Fee U.S. Bond Index Fund
Trading Symbol	ETBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee U.S. Bond Index Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/etradenofeeindexfunds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee U.S. Bond Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[5]
AssetsNet	$ 33,975,880
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$33,975,880
# of Portfolio Holdings	101
Portfolio Turnover Rate	31%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.1%
U.S. Agency Securities	1.8%
Corporate Bonds	30.7%
U.S. Treasury Securities	67.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
U.S. Treasury Securities	67.4%
Federal National Mortgage Association	1.3%
Citizens Financial Group, Inc.	1.2%
Citigroup, Inc.	1.1%
Stryker Corp.	1.0%
LYB International Finance III LLC	1.0%
Fidelity National Information Services, Inc.	1.0%
American Electric Power Co., Inc.	0.8%
Bank of Nova Scotia	0.7%
Prologis LP	0.7%
Total	76.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/etradenofeeindexfunds

[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.
[2]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.
[3]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.
[4]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.
[5]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.